Investment Objectives and Goals	Nov. 06, 2026
Defiance 2X ANT Long Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X ANT LONG DAILY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Anthropic, PBC (Nasdaq: ANT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance 2X ANT Short Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X ANT SHORT DAILY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Anthropic, PBC (Nasdaq: ANT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.